GOODWILL AND OTHER INTANGIBLES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Goodwill [Line Items]
Intangible assets, current		$ 500
Intangible assets, increase measurement period adjustment	$ 20			$ 20
Amortization expense	34		$ 21	66	$ 40
Agriculture | Specialty
Goodwill [Line Items]
Goodwill, period increase	$ 43
Agriculture | Raven and Sampierana
Goodwill [Line Items]
Goodwill, period increase		1,300		$ 10
Construction | Raven and Sampierana
Goodwill [Line Items]
Goodwill, period increase		$ 51